Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt Under Credit Facility

The amount of long-term debt under the Credit Facility shown in the accompanying consolidated balance sheet is analyzed as follows:

	December 31,
	2011	2012
Principal	$235,000	$235,000
Principal repaid	—	(134,137)

Outstanding amount	235,000	100,863
Unamortized deferred financing costs	(9,560)	(3,632)

Total debt	225,440	97,231
Less current portion	(41,125)	(12,226)

Non-current portion	$184,315	$85,005

Mandatory Principal Payments Under Credit facility	As of December 31, 2012, the mandatory principal payments under the credit facility are as follows:

2013	$12,226
2014	12,226
2015	12,226
2016	64,185

Total	$100,863